Business combinations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 3,671
Cash and cash equivalents in subsidiary or businesses acquired or disposed	141
Interest and other income	1,103		$ 581	$ 663
Estimated revenue of acquiree since acquisition date	370
Estimated loss before tax of acquiree since acquisition date	169
Archaea Energy Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	3,030
Cash transferred	3,137
Identifiable assets acquired (liabilities assumed)	3,510
Mavrix LLC
Disclosure of detailed information about business combination [line items]
Interest and other income	267
Other business combinations [Member]
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 611
Mavrix LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		50.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 373